UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04917

Morgan Stanley Mortgage Securities Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Mortgages - Other (31.7%)
	Alternative Loan Trust
$1,540		0.59	(a)%	02/25/35	$1,383,168
52		5.50		02/25/25	53,600
427		6.00		08/25/17–02/25/37	348,947
448	PAC	5.50		04/25/37	333,107
847	Alternative Loan Trust Resecuritization	6.25		08/25/37	646,427
386	American Home Mortgage Investment Trust (b)	6.10		01/25/37	255,227
	Banc of America Alternative Loan Trust
896		0.64	(a)	11/25/36	563,357
205		6.00		04/25/36	188,637
1,076		6.226		10/25/36	805,227
832		6.50		05/25/46	664,174
	Banc of America Funding Trust
680		0.482	(a)	07/20/36	566,695
430		6.099		10/25/36	359,962
23	Banc of America Mortgage Trust	5.25		11/25/19	23,817
908	BCAP LLC Trust	0.33	(a)	04/25/37	771,127
12,266	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	174,544
702	Chase Mortgage Finance Trust	6.00		10/25/36-11/25/36	614,651
324	CHL Mortgage Pass-Through Trust, PAC	6.00		05/25/36	302,910
17	Citicorp Mortgage Securities Trust	5.50		02/25/22	16,847
747	Credit Suisse First Boston Mortgage Securities Corp.	2.595	(a)	11/25/34	753,313
	First Horizon Alternative Mortgage Securities Trust
362		5.50		04/25/35	343,402
1,146		6.00		07/25/36	994,551
597	First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	608,127
432	GreenPoint Mortgage Funding Trust	0.48	(a)	02/25/36	333,334
500	GSMSC Pass-Through Trust (b)	7.50	(a)	09/25/36	450,799
	GSR Mortgage Loan Trust
106		0.44	(a)	03/25/35	95,346
39		5.50		11/25/35	37,367
130	GTP Acquisition Partners I LLC (b)	4.704		05/15/18	124,856
1,159	Harborview Mortgage Loan Trust	0.392	(a)	09/19/46	858,309
716	Impac CMB Trust	0.985	(a)	10/25/34	664,803
223	IndyMac INDX Mortgage Loan Trust	5.065	(a)	12/25/35	186,895
1,001	JP Morgan Alternative Loan Trust	0.35	(a)	10/25/36	741,401
	JP Morgan Mortgage Trust
49		3.00	(a)	10/25/35	49,283
380		5.50		01/25/36	357,540
1,429	IO	6.43	(a)	01/25/37	335,444
	Lehman Mortgage Trust
213		5.50		11/25/35	207,751
444		6.50		09/25/37	383,065
47	Mastr Adjustable Rate Mortgages Trust	2.649	(a)	02/25/36	44,531
146	Merrill Lynch Mortgage Investors Trust	0.947	(a)	04/25/29	138,759
134	Prime Mortgage Trust	5.50		11/25/21	136,359
	RALI Trust
578		0.37	(a)	12/25/36	396,277
1,092		5.50		04/25/22–06/25/35	1,046,123
1,524		6.00		04/25/36–06/25/36	1,227,794
183	Residential Asset Securitization Trust	0.49	(a)	05/25/35	178,623
285	Structured Asset Mortgage Investments II Trust	0.42	(a)	05/25/45	227,222
	Washington Mutual Mortgage Pass-Through Certificates
391		0.47	(a)	11/25/45	328,465
105		0.933	(a)	05/25/47	86,777
756		1.003	(a)	05/25/47	556,606

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

$ 596		1.123	(a)%	08/25/46	$373,175
729		1.143	(a)	07/25/46	567,458
1,144		1.153	(a)	06/25/46	708,860
400		2.476	(a)	12/25/35	360,975
409		5.50		11/25/35	333,900
1,151		6.00		10/25/35	928,147
639	Wells Fargo Mortgage Backed Securities Trust	2.645	(a)	10/25/35	448,243

	Total Mortgages - Other (Cost $22,235,608)				23,686,304

	Agency Fixed Rate Mortgages (24.3%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
223		9.50		01/01/17–02/01/19	243,710
278		10.00		04/01/16–12/01/20	302,737
	Gold Pools:
660		4.00		12/01/41	685,956
3,759		4.50		03/01/41–11/01/41	3,986,515
328		5.00		12/01/40–05/01/41	358,586
96		5.50		07/01/37	104,998
74		6.00		12/01/37–03/01/38	80,830
226		6.50		06/01/29–09/01/33	252,821
182		7.50		04/01/20–05/01/35	215,863
79		8.00		08/01/32	95,643
123		8.50		08/01/31	150,803
42		10.00		10/01/21	47,377
	Federal National Mortgage Association,
	Conventional Pools:
236		3.50		04/01/42–10/01/42	241,857
2,186		4.00		02/01/41–12/01/41	2,275,968
1,079		4.50		08/01/40–09/01/41	1,149,556
1,841		5.00		06/01/37–07/01/41	2,003,137
975		5.50		01/01/37–04/01/38	1,062,318
1,122		6.50		02/01/28–12/01/33	1,274,081
28		7.00		07/01/23–06/01/32	30,877
215		7.50		08/01/37	255,981
222		8.00		04/01/33	267,377
193		8.50		10/01/32	239,690
369		9.50		04/01/30	439,923
8		9.75		03/01/16	8,100
49		10.00		10/01/18	55,824
	Government National Mortgage Association,
	Various Pools:
1,097		3.50		08/20/42–02/20/43	1,118,714
241		4.50		08/15/39	256,748
595		5.00		05/15/40–05/20/41	661,505
91		8.00		05/20/30	98,612
143		11.00		04/15/21	152,634

	Total Agency Fixed Rate Mortgages (Cost $17,834,075)				18,118,741

	Collateralized Mortgage Obligations - Agency Collateral Series (21.7%)
	Federal Home Loan Mortgage Corporation,
	IO
11,095		0.843	(a)	01/25/23	671,252
3,002		1.395	(a)	11/25/19	210,455
2,590		1.652	(a)	01/25/23	251,671
9,566		1.742	(a)	04/25/17	485,695
303		3.25		04/25/23	298,919
	IO PAC REMIC
2,122		6.279	(a)	06/15/40	347,013
1,819		6.359	(a)	06/15/41	343,792
	IO REMIC
3,769		1.962	(a)	06/15/38	204,251
4,159		2.133	(a)	05/15/38	240,894

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

$ 1,438		4.00%		07/15/38–04/15/39	$269,139
887		5.859	(a)	04/15/39	182,701
	IO STRIPS
366		7.00		06/01/30	65,420
338		7.50		12/01/29	55,353
1		8.00		01/01/28	251
286	REMIC	3.50		12/15/42	276,666
	Federal National Mortgage Association,
2,797	IO	6.20	(a)	09/25/20	773,671
	IO REMIC
2,516		3.50		02/25/39	431,895
2,677		4.00		07/25/32–05/25/42	604,631
76		5.00		08/25/37	1,943
2,079		5.46	(a)	11/25/41	336,091
4,055		5.81	(a)	03/25/39	839,918
5,138		5.96	(a)	02/25/43–03/25/43	1,141,444
978		6.24	(a)	03/25/42	230,674
1,803		6.26	(a)	03/25/42	375,386
2,087		6.31	(a)	04/25/39	386,685
1,607		6.36	(a)	08/25/41	397,149
618		6.41	(a)	09/25/38	129,241
	IO STRIPS
128		7.00		11/01/27	17,003
271		8.00		05/01/30–06/01/30	53,875
172		8.50		10/01/24	33,893
	REMIC
292		1.39	(a)	12/25/23	298,638
170		7.066	(a)	04/25/39	182,698
	Government National Mortgage Association,
	IO
4,423		0.833	(a)	08/20/58	143,974
12,538		3.50		11/16/36–11/20/42	2,598,945
249		5.00		02/16/41	52,814
3,051		5.808	(a)	02/16/41	644,956
1,859		5.809	(a)	08/20/42	453,339
1,099		5.858	(a)	11/16/40	225,405
1,512		5.909	(a)	08/20/42	375,398
974		6.358	(a)	08/16/34	191,333
1,046		6.359	(a)	06/20/40	272,034
1,081		6.408	(a)	04/16/41	194,726
1,042		6.439	(a)	03/20/42	257,981
2,164		6.508	(a)	03/16/42	525,119
672		6.608	(a)	08/16/36	155,527

	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $13,625,968)				16,229,858

	Commercial Mortgage-Backed Securities (10.6%)
416	CGBAM Commercial Mortgage Trust	4.541	(a)	05/15/16	419,898
16,289	Citigroup Commercial Mortgage Trust, IO REMIC 0.801			01/12/18	503,487
	COMM Mortgage Trust
142	(b)	1.873		04/12/35	138,050
1,970		4.242	(a)	01/10/46	1,814,152
6,101	Commercial Mortgage Pass-Through Certificates, IO	0.49	(a)	07/10/45	114,946
	Extended Stay America Trust
380	(b)	2.958		12/05/31	370,779
1,330	(b)	3.902		12/05/31	1,269,344
	GS Mortgage Securities Corp. II
1,310	(b)	2.795	(a)	11/08/29	1,305,686
15,247	IO (b)	0.729	(a)	12/10/27	591,351
4,162	JP Morgan Chase Commercial Mortgage Securities Corp., IO	0.81	(a)	01/15/46	130,162

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

	JP Morgan Chase Commercial Mortgage Series Trust
$ 400	(b)	3.941	(a)%	04/15/28	$394,300
3,000	IO	0.588	(a)	04/15/46	138,224
490	Queens Center Mortgage Trust (b)	3.474	(a)	01/11/37	408,284
2,954	WF-RBS Commercial Mortgage Trust, IO (b)	1.495	(a)	05/15/45	277,126

	Total Commercial Mortgage-Backed Securities (Cost $8,276,488)				7,875,789

	Asset-Backed Securities (8.9%)
575	Citigroup Mortgage Loan Trust, Inc.	5.53		11/25/34	593,828
245	Encore Credit Receivables Trust	0.70	(a)	10/25/35	189,704
614	First Frankin Mortgage Loan Trust	0.79	(a)	04/25/35	514,356
673	GSAA Home Equity Trust	5.545	(a)	06/25/34	714,881
1,005	Home Equity Asset Trust	0.72	(a)	11/25/35	765,888
885	Home Equity Mortgage Loan Asset-Backed Trust	0.31	(a)	04/25/37	721,491
281	Nationstar Agency Advance Funding Trust (b)	1.892		02/18/48	271,859
299	NovaStar Mortgage Funding Trust	0.93	(a)	02/25/34	274,920
	RAMP Trust
895		0.46	(a)	05/25/36	774,093
2,465		0.78	(a)	09/25/35	1,817,308

	Total Asset-Backed Securities (Cost $6,573,379)				6,638,328

	Agency Adjustable Rate Mortgages (0.4%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
69		2.933		01/01/38	72,876
189		3.046		03/01/37	201,616

	Total Agency Adjustable Rate Mortgages (Cost $273,751)				274,492

	Short-Term Investments (0.2%)
	U.S. Treasury Security (0.2%)
165	U.S. Treasury Bill (Cost $164,996)(c)(d)	0.121		08/08/13	164,996

NUMBER OF SHARES (000)
	Investment Company (0.0%)
16	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $16,345)				16,345

	Total Short-Term Investments (Cost $181,341)				181,341

	Total Investments (Cost $69,000,610) (f)(g)			97.8%	73,004,853
	Other Assets in Excess of Liabilities			2.2	1,661,652

	Net Assets			100.0%	$74,666,505

IO	Interest Only.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on July 31, 2013.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(d)	Rate shown is the yield to maturity at July 31, 2013.
(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds—Government Portfolio—Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.
(f)	Securities are available for collateral in connection with open futures contracts and a swap agreement.
(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

Futures Contracts Open at July 31, 2013:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
55	Long	U.S. Treasury 10 yr. Note, Sep-13	$6,954,062	$(72,164)
32	Long	U.S. Treasury 5 yr. Note, Sep-13	3,883,750	(38,250)
7	Long	U.S. Treasury 2 yr. Note, Sep-13	1,542,188	875
11	Long	U.S. Treasury Long Bond, Sep-13	1,474,688	(72,274)

		Net Unrealized Depreciation		$(181,813)

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ■ July 31, 2013 (unaudited) continued

Interest Rate Swap Agreement Open at July 31, 2013:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Goldman Sachs International	$1,190	3 Month LIBOR	Receive	3.77%	04/15/20	$(139,639)

LIBOR	London Interbank Offered Rate.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ■ July 31, 2013 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances

(unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Mortgages - Other	$—	$23,686,304	$—	$23,686,304
Agency Fixed Rate Mortgages	—	18,118,741	—	18,118,741
Collateralized Mortgage Obligations - Agency Collateral Series	—	16,229,858	—	16,229,858
Commercial Mortgage-Backed Securities	—	7,875,789	—	7,875,789
Asset-Backed Securities	—	6,638,328	—	6,638,328
Agency Adjustable Rate Mortgages	—	274,492	—	274,492

Total Fixed Income Securities	—	72,823,512	—	72,823,512

Short-Term Investments
U.S. Treasury Security	—	164,996	—	164,996
Investment Company	16,345	—	—	16,345

Total Short-Term Investments	16,345	164,996	—	181,341

Futures Contracts	875	—	—	875

Total Assets	17,220	72,988,508	—	73,005,728

Liabilities:
Futures Contracts	(182,688)	—	—	(182,688)
Interest Rate Swap Agreement	—	(139,639)	—	(139,639)

Total Liabilities	(182,688)	(139,639)	—	(322,327)

Total	$(165,468)	$72,848,869	$—	$72,683,401

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John Gernon
John Gernon
Principal Executive Officer
September 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
September 17, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2013